MAINSTAY VP FUNDS TRUST
51 Madison Avenue
New York, NY 10010

January 11, 2012

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	MainStay VP Funds Trust
MainStay VP International Equity Portfolio
File Nos. 2-86082 and 811-03833-01

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated October 31, 2011, to the Prospectus for the MainStay VP International Equity Portfolio (Accession Number 0001144204-11-060251).  The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 394-4436.

Sincerely,

/s/ Kevin M. Bopp

Kevin M. Bopp
Assistant Secretary